NOTE 20: INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Non-capital losses	$ 11,870,240	$ 7,291,370
Property and equipment	31,080	59,640
Intangible assets	485,390	366,070
Right of use assets net of lease liability	25,060	0
Accrued fees and compensation	264,360	57,380
Share issue costs	340,880	179,640
Capital losses carried forward	5,420	5,420
Unrealized foreign exchange loss	1,880	1,880
Goodwill	2,266,520	0
Deferred tax assets, net	$ 15,290,830	$ 7,961,400